Shareholder Report, Average Annual Return (Details)		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000261163
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rayliant-ChinaAMC Transformative China Tech ETF
Without Sales Load [Member] | C000261163
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%
Solactive ChinaAMC Next Generation China Tech USD Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ChinaAMC Next Generation China Tech USD Index NTR
Average Annual Return, Percent	1.75%